Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document And Entity Information
Entity Registrant Name	Verb Technology Company, Inc.
Entity Central Index Key	0001566610
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false